Point Bridge America First ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Aerospace/Defense — 2.7%
748	HEICO Corporation	$142,868
927	HEICO Corporation - Class A	142,702
2,540	Howmet Aerospace, Inc.	173,812
303	Lockheed Martin Corporation	137,826
		597,208
	Agriculture — 0.7%
3,324	Altria Group, Inc.	144,993
	Airlines — 1.3%
3,336	Delta Air Lines, Inc.	159,694
4,510	Southwest Airlines Company	131,647
		291,341
	Banks — 5.2%
4,472	Bank of America Corporation	169,578
4,503	Fifth Third Bancorp	167,557
95	First Citizens BancShares, Inc. - Class A	155,325
11,597	Huntington Bancshares, Inc.	161,778
971	PNC Financial Services Group, Inc.	156,914
7,965	Regions Financial Corporation	167,584
4,031	Truist Financial Corporation	157,128
		1,135,864
	Beverages — 1.3%
4,184	Keurig Dr Pepper, Inc.	128,323
2,463	Monster Beverage Corporation (a)	146,007
		274,330
	Biotechnology — 0.6%
499	Amgen, Inc.	141,876
	Building Materials — 3.3%
919	Builders FirstSource, Inc. (a)	191,658
2,094	CRH plc	180,627
285	Martin Marietta Materials, Inc.	174,973
622	Vulcan Materials Company	169,756
		717,014
	Chemicals — 4.4%
972	Celanese Corporation	167,048
1,853	CF Industries Holdings, Inc.	154,188
2,705	Dow, Inc.	156,701
708	Ecolab, Inc.	163,477
1,500	LyondellBasell Industries NV - Class A	153,420
1,083	Westlake Corporation	165,482
		960,316
	Commercial Services — 4.5%
243	Cintas Corporation	166,948
586	Equifax, Inc.	156,767
1,108	Global Payments, Inc.	148,095
669	Quanta Services, Inc.	173,806
3,269	Rollins, Inc.	151,257
270	United Rentals, Inc.	194,700
		991,573
	Distribution/Wholesale — 2.9%
2,784	Copart, Inc. (a)	161,249
2,152	Fastenal Company	166,005
748	Ferguson plc	163,386
389	Pool Corporation	156,962
		647,602
	Diversified Financial Services — 6.9%
1,474	Apollo Global Management, Inc.	165,751
10,494	Blue Owl Capital, Inc.	197,917
2,129	Charles Schwab Corporation	154,012
5,180	Franklin Resources, Inc.	145,610
1,641	Interactive Brokers Group, Inc. - Class A	183,316
1,165	Intercontinental Exchange, Inc.	160,106
602	LPL Financial Holdings, Inc.	159,048
12,734	Rocket Companies, Inc. - Class A (a)	185,280
3,861	Synchrony Financial	166,486
		1,517,526
	Electric — 8.0%
1,753	Ameren Corporation	129,652
1,718	American Electric Power Company, Inc.	147,919
4,711	CenterPoint Energy, Inc.	134,216
1,200	Constellation Energy Corporation	221,819
2,869	Dominion Energy, Inc.	141,126
1,434	Duke Energy Corporation	138,682
1,346	Entergy Corporation	142,245
2,677	Evergy, Inc.	142,898
3,466	Exelon Corporation	130,218
3,717	FirstEnergy Corporation	143,551
5,254	PPL Corporation	144,643
1,940	Southern Company	139,176
		1,756,145
	Electrical Components & Equipment — 1.5%
848	AMETEK, Inc.	155,099
1,520	Emerson Electric Company	172,399
		327,498
	Electronics — 1.5%
1,095	Garmin, Ltd.	163,013
431	Hubbell, Inc.	178,887
		341,900
	Food — 2.0%
6,165	Albertsons Companies, Inc. - Class A	132,178
1,867	Sysco Corporation	151,563
2,740	Tyson Foods, Inc. - Class A	160,920
		444,661
	Gas — 0.7%
1,203	Atmos Energy Corporation	143,001
	Hand/Machine Tools — 0.7%
1,484	Stanley Black & Decker, Inc.	145,328
	Healthcare-Products — 2.8%
1,282	Abbott Laboratories	145,712
1,616	Cooper Companies, Inc.	163,959
682	STERIS plc	153,327
1,170	Zimmer Biomet Holdings, Inc.	154,417
		617,415
	Home Builders — 3.0%
983	DR Horton, Inc.	161,753
977	Lennar Corporation - Class A	168,024
1,056	Lennar Corporation - Class B	162,814
21	NVR, Inc. (a)	170,099
		662,690
	Household Products/Wares — 0.7%
1,123	Kimberly-Clark Corporation	145,260
	Insurance — 4.5%
952	Allstate Corporation	164,706
380	Berkshire Hathaway, Inc. - Class B (a)	159,798
605	Chubb, Ltd.	156,774
1,313	Cincinnati Financial Corporation	163,035
748	Travelers Companies, Inc.	172,144
1,875	W.R. Berkley Corporation	165,825
		982,282
	Iron/Steel — 1.6%
839	Nucor Corporation	166,038
1,208	Steel Dynamics, Inc.	179,062
		345,100
	Machinery-Construction & Mining — 0.9%
526	Caterpillar, Inc.	192,742
	Machinery-Diversified — 0.7%
381	Deere & Company	156,492
	Media — 0.5%
373	Charter Communications, Inc. - Class A (a)	108,405
	Miscellaneous Manufacturing — 1.6%
465	Carlisle Companies, Inc.	182,210
311	Parker-Hannifin Corporation	172,851
		355,061
	Oil & Gas — 9.1%
1,237	ConocoPhillips	157,445
5,629	Coterra Energy, Inc.	156,937
3,172	Devon Energy Corporation	159,171
929	Diamondback Energy, Inc.	184,100
1,162	EOG Resources, Inc.	148,550
1,019	Hess Corporation	155,540
5,887	Marathon Oil Corporation	166,838
958	Marathon Petroleum Corporation	193,036
2,474	Occidental Petroleum Corporation	160,785
1,097	Phillips 66	179,184
621	Pioneer Natural Resources Company	163,013
1,137	Valero Energy Corporation	194,074
		2,018,673
	Packaging & Containers — 0.6%
14,478	Amcor plc	137,686
	Pipelines — 3.6%
800	Cheniere Energy, Inc.	129,024
7,986	Kinder Morgan, Inc.	146,463
2,081	ONEOK, Inc.	166,834
1,628	Targa Resources Corporation	182,320
3,995	Williams Companies, Inc.	155,685
		780,326
	Private Equity — 1.5%
1,214	Blackstone, Inc.	159,483
1,773	KKR & Company, Inc.	178,329
		337,812
	Real Estate — 4.7%
1,169	Alexandria Real Estate Equities, Inc.	150,696
1,453	Camden Property Trust	142,975
988	Extra Space Storage, Inc.	145,236
4,099	Invitation Homes, Inc.	145,965
501	Public Storage	145,320
4,448	VICI Properties, Inc.	132,506
4,484	Weyerhaeuser Company	161,021
		1,023,719
	Retail — 7.3%
52	AutoZone, Inc. (a)	163,886
1,108	Dollar General Corporation	172,914
1,077	Dollar Tree, Inc. (a)	143,403
1,013	Genuine Parts Company	156,944
411	Home Depot, Inc.	157,660
658	Lowe's Companies, Inc.	167,612
141	O'Reilly Automotive, Inc. (a)	159,172
638	Tractor Supply Company	166,977
2,724	Walmart, Inc.	163,903
1,068	Yum! Brands, Inc.	148,078
		1,600,549
	Software — 3.2%
2,706	Bentley Systems, Inc. - Class B	141,307
1,080	Paychex, Inc.	132,624
722	Paycom Software, Inc.	143,685
252	Roper Technologies, Inc.	141,332
494	Workday, Inc. - Class A (a)	134,739
		693,687
	Telecommunications — 0.7%
416	Motorola Solutions, Inc.	147,672
	Transportation — 4.0%
4,138	CSX Corporation	153,396
501	FedEx Corporation	145,160
709	JB Hunt Transport Services, Inc.	141,268
716	Old Dominion Freight Line, Inc.	157,026
590	Union Pacific Corporation	145,099
880	United Parcel Service, Inc. - Class B	130,794
		872,743
	Water — 0.6%
1,044	American Water Works Company, Inc.	127,587
	TOTAL COMMON STOCKS (Cost $17,617,133)	21,884,077

	SHORT-TERM INVESTMENTS — 0.1%
17,288	First American Government Obligations Fund - Class X, 5.23% (b)	17,288
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,288)	17,288

	TOTAL INVESTMENTS (Cost $17,634,421) — 99.9%	21,901,365
	Other Assets in Excess of Liabilities — 0.1%	24,052
	NET ASSETS — 100.0%	$21,925,417

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown is the annualized seven-day yield as of March 31, 2024.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Point Bridge America First ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$21,884,077	$–	$–	$21,884,077
Short-Term Investments	17,288	–	–	17,288
Total Investments in Securities	$21,901,365	$–	$–	$21,901,365

(a) See Schedule of Investments for breakout of investments by industry group.

For the period ended March 31, 2024, the Fund did not recognize any transfers to or from Level 3.